Stock-Based Compensation - Restricted Stock and Restricted Stock Unit Activity (Details) - Restricted stock units and awards - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Caesars Acquisition Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		0	493,061
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 0.00	$ 11.82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(259,765)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 12.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	[1]	(233,296)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	[1]	$ 10.92
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		17,274,659	8,447,922
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 11.22	$ 7.95
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		11,955,390
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 12.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price	[2]	379,109
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Period Increase (Decrease) Weighted Average Date Fair Value	[2]	$ 11.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(2,898,737)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 8.71
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(609,025)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 8.71

[1]	(1) CAC RSU grants were canceled and CEC assumed the RSU grants as a result of the CAC Merger.
[2]	(1) CAC grants that were converted to CEC grants at the Exchange Ratio.